Quarterly portfolio holdings
John Hancock
Investors Trust
Closed-end fixed income
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 3.7% (2.2% of Total investments)				$4,607,798
(Cost $4,612,675)
U.S. Government Agency 3.7%				4,607,798
Federal National Mortgage Association
30 Yr Pass Thru (A)	5.500	07-01-55	4,637,548	4,607,798

Corporate bonds 137.7% (82.5% of Total investments)				$172,803,494
(Cost $177,598,586)
Communication services 23.9%				29,964,570
Diversified telecommunication services 7.8%
APLD ComputeCo 2 LLC (B)	6.750	03-15-31	217,000	212,119
APLD ComputeCo 3 LLC (B)	7.000	06-15-31	223,000	217,486
Cipher Compute LLC (B)	7.125	11-15-30	149,000	151,982
Connect Holding II LLC (B)	10.500	04-03-31	104,000	101,779
Edged Compute LLC (B)	7.500	04-30-31	503,000	476,792
ELK Grove Village Property LLC (B)	7.500	06-15-31	39,000	37,567
FiberCop SpA (B)	6.375	11-15-33	70,000	68,760
FiberCop SpA (B)	7.200	07-18-36	70,000	71,045
Iliad Holding SAS (B)	7.000	04-15-32	246,000	248,126
Level 3 Financing, Inc. (B)	3.750	07-15-29	10,000	9,538
Level 3 Financing, Inc. (A)(B)(C)	6.875	06-30-33	1,273,000	1,288,212
Level 3 Financing, Inc. (A)(B)(C)	7.000	03-31-34	829,000	843,274
Level 3 Financing, Inc. (B)	7.500	02-15-37	212,000	210,558
Level 3 Financing, Inc. (B)	8.500	01-15-36	182,000	189,350
Meridian Arc Holdco LLC (A)(B)(C)	6.250	04-30-31	991,000	952,185
PR RNO Property Owner 1 LLC (B)	6.500	05-01-31	639,000	601,695
Sable International Finance, Ltd. (B)	7.125	10-15-32	393,000	388,161
SE Cosmos LLC (B)	8.875	05-01-31	297,000	292,926
Space Exploration Technologies Corp. (A)(B)	5.350	07-15-31	2,000,000	1,946,659
SV RNO Property Owner 1 LLC (B)	5.875	03-01-31	621,000	576,658
Uniti Services LLC (B)	7.500	10-15-33	338,000	345,397
Windstream Services LLC (B)	8.250	10-01-31	413,000	429,945
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (B)	9.000	09-09-30	91,872	90,035
Entertainment 3.4%
AMC Entertainment Holdings, Inc. (B)	7.500	02-15-29	245,000	237,160
Cinemark USA, Inc. (B)	7.000	08-01-32	126,000	129,168
Discovery Global Holdings, Inc.	4.279	03-15-32	1,270,000	1,128,484
Oak-Eagle Acquireco, Inc. (B)	7.250	07-01-33	389,000	403,071
Oak-Eagle Acquireco, Inc. (B)	8.750	07-01-34	235,000	247,569
Playtika Holding Corp. (A)(B)(C)	4.250	03-15-29	939,000	853,194
Univision Communications, Inc. (A)(B)(C)	8.500	07-31-31	850,000	848,118
Univision Communications, Inc. (B)	8.875	04-15-33	221,000	213,978
Univision Communications, Inc. (B)	9.375	08-01-32	223,000	222,740
Interactive media and services 1.2%
Arches Buyer, Inc. (A)(B)(C)	6.125	12-01-28	51,000	49,854
Arches Buyer, Inc. (B)	9.000	08-15-31	137,000	137,714
Match Group Holdings II LLC (A)(B)(C)	6.125	09-15-33	614,000	597,817
Photo Holdings LLC (B)	12.000	07-01-31	142,000	146,289
Snap, Inc. (A)(B)(C)	6.875	03-01-33	600,000	586,095
Media 8.1%
Altice Financing SA (B)	5.750	08-15-29	400,000	252,376
Altice Financing SA (B)	9.625	07-15-27	940,000	625,100
Altice France Lux 3 (B)	10.000	01-15-33	120,000	117,765
Altice France SA (B)	6.875	07-15-32	476,372	462,461
Altice France SA (A)(B)(C)	9.500	11-01-29	271,341	275,154
CCO Holdings LLC (B)	7.000	02-01-33	601,000	575,957
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)(B)(C)	7.375	02-01-36	282,000	$268,094
CSC Holdings LLC (B)	4.625	12-01-30	200,000	42,500
CSC Holdings LLC (B)	5.500	04-15-27	575,000	356,075
CSC Holdings LLC (B)	11.750	01-31-29	708,000	405,264
DIRECTV Financing LLC (B)	9.250	06-01-32	219,000	224,099
DIRECTV Financing LLC (A)(B)(C)	10.000	02-15-31	963,000	1,006,272
DISH DBS Corp. (D)	5.125	06-01-29	274,000	248,313
DISH DBS Corp. (B)(D)	5.750	12-01-28	276,000	266,340
Gray Media, Inc. (B)	4.750	10-15-30	97,000	74,962
Gray Media, Inc. (B)	5.375	11-15-31	105,000	78,048
Gray Media, Inc. (A)(B)(C)	7.250	08-15-33	210,000	207,703
Gray Media, Inc. (B)	9.625	07-15-32	94,000	95,010
Gray Media, Inc. (A)(B)	10.500	07-15-29	188,000	198,257
iHeartCommunications, Inc. (B)	10.875	05-01-30	194,056	148,259
McGraw-Hill Education, Inc. (A)(B)	8.000	08-01-29	66,000	65,455
Neptune Bidco US, Inc. (B)	9.500	02-15-33	115,000	117,148
Neptune Bidco US, Inc. (B)	10.375	05-15-31	489,000	511,956
Nexstar Media, Inc. (B)	6.500	09-15-33	470,000	467,591
Nexstar Media, Inc. (B)	7.250	04-15-34	235,000	235,527
Paramount Global	3.375	02-15-28	140,000	136,728
Paramount Global	3.700	06-01-28	135,000	131,283
Paramount Global	4.200	06-01-29	137,000	130,093
Paramount Global (A)(C)	4.200	05-19-32	273,000	232,135
Paramount Global	4.950	01-15-31	340,000	311,577
Paramount Global	5.500	05-15-33	117,000	102,110
Paramount Global	6.875	04-30-36	302,000	276,039
Paramount Global	7.875	07-30-30	225,000	234,577
Scripps Escrow II, Inc. (B)	5.375	01-15-31	137,000	79,460
Sinclair Television Group, Inc. (B)	5.500	03-01-30	55,000	47,575
Sinclair Television Group, Inc. (B)	9.750	02-15-33	49,000	54,329
Stagwell Global LLC (A)(B)(C)	5.625	08-15-29	771,000	749,763
The EW Scripps Company (B)	9.875	08-15-30	83,000	73,058
Versant Media Group, Inc. (B)	7.250	01-30-31	97,000	99,991
VZ Secured Financing BV (B)	5.000	01-15-32	146,000	119,720
VZ Secured Financing BV (B)	7.500	01-15-33	113,000	101,423
Wireless telecommunication services 3.4%
C&W Senior Finance, Ltd. (B)	9.000	01-15-33	590,000	599,443
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%) (A)(C)	7.000	04-15-55	1,081,000	1,087,487
SoftBank Group Corp.	5.125	09-19-27	1,500,000	1,483,115
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (E)	6.875	07-19-27	883,000	877,363
Vmed O2 UK Financing I PLC (B)	6.750	01-15-33	200,000	160,115
Consumer discretionary 15.9%				19,999,255
Automobile components 2.1%
American Axle & Manufacturing, Inc. (B)	6.375	10-15-32	84,000	83,552
American Axle & Manufacturing, Inc. (A)(B)(C)	7.750	10-15-33	336,000	330,867
Clarios Global LP (A)(B)(C)	6.750	09-15-32	166,000	167,247
Dealer Tire Financial LLC (B)	10.375	10-01-31	89,000	86,441
IHO Verwaltungs GmbH (7.375% Cash or 8.125% PIK) (B)	7.375	05-15-33	200,000	207,304
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (B)	8.000	11-15-32	91,000	95,555
The Goodyear Tire & Rubber Company	5.000	07-15-29	289,000	276,874
The Goodyear Tire & Rubber Company (A)(C)	5.250	04-30-31	505,000	453,496
ZF North America Capital, Inc. (B)	6.750	04-23-30	554,000	549,773
ZF North America Capital, Inc. (A)(B)(C)	7.500	03-24-31	430,000	432,999
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 2.0%
Ford Motor Credit Company LLC	7.350	03-06-30	407,000	$428,112
General Motors Company (A)	6.750	04-01-46	1,500,000	1,529,801
Nissan Motor Company, Ltd. (A)(B)(C)	7.500	07-17-30	518,000	530,571
Broadline retail 3.0%
Kohl’s Corp.	5.125	05-01-31	287,000	257,219
Kohl’s Corp. (A)(B)(C)	10.000	06-01-30	573,000	618,901
Liberty Interactive LLC (D)	8.250	02-01-30	1,450,000	87,754
Macy’s Retail Holdings LLC (A)(B)(C)	7.375	08-01-33	449,000	467,225
Nordstrom, Inc. (A)(C)	4.250	08-01-31	500,000	465,139
Nordstrom, Inc. (A)(C)	5.000	01-15-44	900,000	647,996
QVC, Inc. (D)	5.950	03-15-43	1,000,000	477,500
QVC, Inc. (B)(D)	6.875	04-15-29	528,000	262,680
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (B)(E)	6.250	04-22-31	226,000	214,256
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)(C)(E)	8.125	12-15-29	200,000	204,411
Consumer staples distribution and retail 0.0%
ARKO Corp. (B)	5.125	11-15-29	47,000	43,946
Diversified consumer services 0.2%
Sotheby’s (B)	8.250	04-15-31	278,000	277,310
Hotels, restaurants and leisure 5.4%
A&K Travel Group Holdings, Ltd. (B)	7.500	05-15-33	211,000	209,987
Affinity Interactive (B)	6.875	12-15-27	853,000	417,970
Choice Hotels International, Inc.	5.850	08-01-34	1,581,000	1,578,405
Fertitta Entertainment LLC (A)(B)(C)	6.750	01-15-30	119,000	116,860
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	666,000	650,023
Gaia Purchaser, Inc. (B)	7.625	07-15-33	89,000	89,274
Hilton Grand Vacations Borrower LLC (A)(B)(C)	6.625	01-15-32	755,000	756,733
Jacobs Entertainment, Inc. (A)(B)	6.750	02-15-29	255,000	250,219
Lindblad Expeditions LLC (A)(B)(C)	7.000	09-15-30	225,000	231,624
Resorts World Las Vegas LLC (B)	8.450	07-27-30	600,000	592,013
Sabre GLBL, Inc. (B)	10.750	11-15-29	171,000	164,588
Sabre GLBL, Inc. (B)	10.750	03-15-30	290,000	277,675
Sabre GLBL, Inc. (A)(B)(C)	11.125	07-15-30	612,000	589,050
Scientific Games Holdings LP (B)	6.625	03-01-30	83,000	67,234
Six Flags Entertainment Corp. (A)(B)(C)	8.625	01-15-32	123,000	124,404
TKC Holdings, Inc. (B)	8.500	08-15-30	412,000	421,167
TKC Holdings, Inc. (B)	12.000	02-15-31	206,000	216,517
Household durables 0.9%
KB Home	7.250	07-15-30	225,000	228,011
Whirlpool Corp. (A)(C)	6.125	06-15-30	658,000	597,917
Whirlpool Corp. (B)	7.500	07-01-31	131,000	130,182
Whirlpool Corp. (B)	7.875	07-01-34	131,000	123,847
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)(B)(C)	6.375	06-01-29	55,000	44,975
Specialty retail 2.0%
Carvana Company (9.000% Cash or 13.000% PIK) (A)(B)	9.000	06-01-30	147,485	152,017
Carvana Company (9.000% Cash or 14.000% PIK) (B)	9.000	06-01-31	204,841	225,309
Champions Financing, Inc. (A)(B)(C)	8.750	02-15-29	63,000	62,339
Gee Automotive Holdings LLC (B)	7.250	03-01-31	82,000	82,620
Mavis Tire Express Services Topco Corp. (B)	6.500	05-15-29	75,000	73,846
Petco Health & Wellness Company, Inc. (B)	8.250	02-01-31	86,000	86,275
PetSmart LLC (A)(B)(C)	7.500	09-15-32	272,000	274,831
PetSmart LLC (B)	10.000	09-15-33	325,000	323,347
Staples, Inc. (B)	12.750	01-15-30	84,000	66,318
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Michaels Companies, Inc. (B)	8.500	03-15-33	331,000	$327,897
The Michaels Companies, Inc. (A)(B)(C)	11.000	03-15-34	87,000	85,164
Wayfair LLC (A)(B)	7.250	10-31-29	171,000	176,093
Wayfair LLC (A)(B)	7.750	09-15-30	571,000	598,349
Textiles, apparel and luxury goods 0.3%
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) (B)	10.000	07-15-33	362,592	389,246
Consumer staples 2.8%				3,545,793
Consumer staples distribution and retail 0.2%
Albertsons Companies, Inc. (A)(B)(C)	5.750	03-31-34	208,000	193,386
KeHE Distributors LLC (B)	7.125	04-30-33	82,000	83,374
Food products 2.3%
B&G Foods, Inc. (A)(B)	8.000	09-15-28	325,000	317,727
B&G Foods, Inc. (B)	11.000	06-15-31	88,000	78,097
Chobani LLC (B)	6.375	04-15-34	64,000	64,164
Fiesta Purchaser, Inc. (B)	9.625	09-15-32	47,000	44,036
Froneri Lux FinCo Sarl (A)(B)(C)	6.000	08-01-32	1,242,000	1,213,956
Industrial F&B Investments III, Inc. (B)	7.750	02-11-33	72,000	73,102
JBS NV (A)	5.750	04-01-33	610,000	618,675
Post Holdings, Inc. (B)	6.250	10-15-34	55,000	53,475
Simmons Foods, Inc. (A)(B)	4.625	03-01-29	463,000	447,545
Personal care products 0.3%
HLF Financing Sarl LLC (B)	7.750	05-01-33	356,000	358,256
Energy 13.6%				17,030,291
Energy equipment and services 1.3%
Beusa Investments LLC (B)	7.000	08-01-31	134,000	130,968
Bristow Group, Inc. (B)	6.750	02-01-33	67,000	67,077
Enerflex, Inc. (B)	6.875	01-15-31	48,000	48,787
Kodiak Gas Services LLC (B)	6.500	10-01-33	293,000	292,621
Nabors Industries, Inc. (B)	7.625	11-15-32	67,000	68,338
Noble Finance II LLC (B)	6.250	06-15-34	73,000	70,888
Oceaneering International, Inc. (B)	6.875	07-15-34	134,000	137,111
SESI LLC (B)	7.875	09-30-30	206,000	208,436
Transocean International, Ltd.	7.500	04-15-31	41,000	41,160
Transocean International, Ltd. (B)	7.875	10-15-32	82,000	85,408
Transocean International, Ltd. (A)(B)	8.250	05-15-29	94,000	96,929
Transocean International, Ltd. (A)(B)	8.500	05-15-31	95,000	99,074
USA Compression Partners LP (B)	6.250	10-01-33	316,000	310,973
Oil, gas and consumable fuels 12.3%
Calumet Specialty Products Partners LP (B)	9.750	02-15-31	82,000	87,729
Cenovus Energy, Inc. (A)	6.750	11-15-39	115,000	124,285
Continental Resources, Inc. (A)	4.375	01-15-28	1,000,000	992,355
Crescent Energy Finance LLC (A)(B)(C)	8.375	01-15-34	976,000	1,007,038
Delek Logistics Partners LP (B)	6.875	06-01-34	169,000	169,813
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%) (A)(C)	7.625	01-15-83	801,000	862,586
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (A)(C)	8.500	01-15-84	1,369,000	1,547,015
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (A)(C)(E)	7.125	05-15-30	2,067,000	2,121,472
Excelerate Energy LP (B)	8.000	05-15-30	574,000	601,370
Genesis Energy LP	6.750	03-15-34	330,000	329,136
Genesis Energy LP	8.000	05-15-33	527,000	548,247
Genesis Energy LP (A)	8.250	01-15-29	494,000	509,449
Global Partners LP (B)	7.125	07-01-33	228,000	230,890
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	187,000	189,086
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	104,000	$107,501
Kraken Oil & Gas Partners LLC (B)	7.125	05-15-31	127,000	125,246
Long Ridge Energy LLC (A)(B)(C)	8.750	02-15-32	645,000	667,723
NGL Energy Operating LLC (A)(B)	8.375	02-15-32	187,000	194,459
Northern Oil & Gas, Inc. (B)	7.875	10-15-33	126,000	126,090
Occidental Petroleum Corp.	6.625	09-01-30	242,000	253,734
Petroleos Mexicanos	6.700	02-16-32	632,000	630,431
SM Energy Company (B)	6.625	04-15-34	122,000	121,247
SM Energy Company (A)(B)(C)	7.000	08-01-32	656,000	666,480
SM Energy Company (B)	9.625	06-15-33	424,000	466,411
Solaris Energy Infrastructure LLC (B)	6.375	05-15-31	169,000	166,012
TransMontaigne Partners LLC (B)	8.500	06-15-30	51,000	52,033
Venture Global LNG, Inc. (B)	6.375	12-15-34	219,000	213,288
Venture Global LNG, Inc. (B)	6.625	06-15-36	77,000	75,465
Venture Global LNG, Inc. (B)	7.000	01-15-30	612,000	621,734
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)(C)(E)	9.000	09-30-29	1,502,000	1,495,962
Vermilion Energy, Inc. (B)	7.250	02-15-33	69,000	68,234
Financials 36.4%				45,717,588
Banks 13.5%
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(E)	6.125	04-27-27	2,500,000	2,513,790
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (A)	7.700	05-26-84	2,156,000	2,235,970
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	2,200,000	2,314,462
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)(C)(E)	8.000	08-22-31	692,000	734,166
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ICE Swap Rate + 3.746%) (A)(E)	6.000	05-22-27	2,200,000	2,207,216
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (A)(E)	6.875	09-11-29	1,111,000	1,129,473
Park River Holdings, Inc. (B)	8.750	12-31-30	53,000	48,738
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (A)	8.625	10-27-82	2,000,000	2,070,760
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%) (A)	7.250	07-31-84	1,054,000	1,086,219
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (A)	8.125	10-31-82	2,100,000	2,163,947
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	413,000	417,183
Capital markets 4.7%
Ares Capital Corp. (A)	5.550	01-15-30	2,000,000	1,979,253
Ares Strategic Income Fund (A)	5.600	02-15-30	2,000,000	1,961,365
Aretec Group, Inc. (B)	7.500	04-01-29	40,000	39,895
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%) (A)	6.300	01-15-55	1,000,000	965,411
Focus Financial Partners LLC (B)	6.750	09-15-31	433,000	430,294
Hightower Holding LLC (B)	6.750	04-15-29	32,000	31,881
Hightower Holding LLC (B)	9.125	01-31-30	43,000	44,560
Jane Street Group (A)(B)(C)	6.750	05-01-33	413,000	420,896
Consumer finance 3.9%
Bread Financial Holdings, Inc. (A)(B)(C)	6.750	05-15-31	285,000	290,544
Credit Acceptance Corp. (A)(B)(C)	6.625	03-15-30	356,000	355,617
Figure Technology Solutions, Inc. (B)	8.500	07-31-31	222,000	218,502
goeasy, Ltd. (B)	7.375	10-01-30	743,000	681,045
Navient Corp.	9.375	10-15-31	176,000	175,816
OneMain Finance Corp. (A)(C)	6.125	05-15-30	912,000	906,522
OneMain Finance Corp. (A)(C)	6.500	03-15-33	725,000	707,782
OneMain Finance Corp.	6.750	03-15-32	218,000	216,944
OneMain Finance Corp.	7.875	03-15-30	1,000,000	1,035,189
PHH Escrow Issuer LLC (B)	9.875	11-01-29	66,000	65,394
RFNA LP (B)	7.875	02-15-30	257,000	256,910
Financial services 5.2%
Block, Inc.	3.500	06-01-31	600,000	547,039
Cobra AcquisitionCo LLC (B)	6.375	11-01-29	41,000	35,617
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Cobra AcquisitionCo LLC (B)	12.250	11-01-29	25,000	$25,397
CrossCountry Intermediate HoldCo LLC (B)	6.500	10-01-30	212,000	205,018
CrossCountry Intermediate HoldCo LLC (B)	6.750	12-01-32	293,000	279,590
Enact Holdings, Inc. (A)	6.250	05-28-29	1,068,000	1,095,511
Freedom Mortgage Holdings LLC (B)	6.875	05-01-31	88,000	84,831
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	221,000	213,138
Freedom Mortgage Holdings LLC (B)	8.375	04-01-32	336,000	337,478
ION Platform Finance US, Inc. (A)(B)	5.750	05-15-28	189,000	178,764
ION Platform Finance US, Inc. (B)	7.875	09-30-32	208,000	164,739
ION Platform Finance US, Inc. (B)	9.500	05-30-29	263,000	248,862
LD Holdings Group LLC (B)	6.125	04-01-28	56,000	45,060
LD Holdings Group LLC (B)	8.750	11-01-27	35,000	31,610
NMI Holdings, Inc. (A)	6.000	08-15-29	649,000	658,417
Osaic Holdings, Inc. (B)	6.750	08-01-32	403,000	404,441
Osaic Holdings, Inc. (B)	8.000	08-01-33	83,000	84,220
Oxford Finance LLC (B)	7.750	05-15-31	129,000	127,538
PennyMac Financial Services, Inc. (B)	6.750	02-15-34	425,000	394,198
PennyMac Financial Services, Inc. (B)	6.875	05-15-32	355,000	339,343
PennyMac Financial Services, Inc. (B)	6.875	02-15-33	382,000	362,460
Rocket Companies, Inc. (B)	6.500	06-15-34	155,000	156,225
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	386,000	401,893
Walker & Dunlop, Inc. (B)	6.625	04-01-33	177,000	177,245
Insurance 8.5%
Acrisure LLC (B)	8.500	06-15-29	320,000	305,908
Alliant Holdings Intermediate LLC (B)	7.000	01-15-31	331,000	335,882
Alliant Holdings Intermediate LLC (A)(B)(C)	7.375	10-01-32	281,000	282,576
Amynta Agency Borrower, Inc. (B)	7.500	07-15-33	74,000	72,324
Ardonagh Group Finance, Ltd. (B)	8.875	02-15-32	161,000	160,191
Asurion LLC (B)	8.000	12-31-32	674,000	681,836
Asurion LLC (A)(B)(C)	8.375	02-01-34	685,000	624,109
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%) (A)	6.625	10-15-54	1,000,000	942,468
Athene Holding, Ltd. (6.875% to 6-28-35, then 5 Year CMT + 2.582%) (A)	6.875	06-28-55	2,000,000	1,889,119
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	315,000	317,671
Broadstreet Partners Group LLC (B)	5.875	04-15-29	76,000	74,309
CRC Insurance Group LLC (A)(B)(C)	7.125	06-01-31	755,000	753,578
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	516,000	516,463
Howden UK Refinance PLC (B)	7.250	02-15-31	466,000	461,549
Howden UK Refinance PLC (B)	8.125	02-15-32	362,000	336,563
HUB International, Ltd. (A)(B)(C)	7.375	01-31-32	321,000	328,303
Jones Deslauriers Insurance Management, Inc. (A)(B)(C)	6.875	10-01-33	42,000	39,556
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%) (A)	3.700	10-01-50	2,100,000	1,938,635
SBL Holdings, Inc. (A)(B)	5.000	02-18-31	587,000	522,944
USI, Inc. (B)	7.500	01-15-32	64,000	65,318
Mortgage real estate investment trusts 0.6%
Blackstone Mortgage Trust, Inc. (A)(B)(C)	7.750	12-01-29	588,000	607,647
Starwood Property Trust, Inc. (B)	5.875	08-15-29	156,000	156,261
Health care 7.2%				8,986,976
Biotechnology 0.3%
Emergent BioSolutions, Inc. (B)	3.875	08-15-28	46,000	42,207
Genmab A/S (B)	7.250	12-15-33	145,000	149,510
National Mentor Holdings, Inc. (B)	10.500	12-15-30	183,000	193,002
Health care providers and services 4.6%
Acadia Healthcare Company, Inc. (A)(B)(C)	7.375	03-15-33	658,000	678,561
Accendra Health, Inc. (A)(B)(C)	9.750	06-15-33	50,170	33,488
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
AMN Healthcare, Inc. (B)	6.500	01-15-31	294,000	$294,011
Community Health Systems, Inc. (A)(B)(C)	5.250	05-15-30	498,000	459,859
Community Health Systems, Inc. (A)(B)(C)	6.125	04-01-30	130,000	109,222
Community Health Systems, Inc. (A)(B)(C)	6.875	04-15-29	131,000	126,340
Community Health Systems, Inc. (A)(B)	10.875	01-15-32	210,000	221,507
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	847,000	872,108
Encompass Health Corp. (B)	5.875	06-01-34	87,000	86,135
HCA, Inc. (A)	5.500	06-15-47	1,760,000	1,570,952
LifePoint Health, Inc. (A)(B)(C)	5.375	01-15-29	52,000	49,347
LifePoint Health, Inc. (B)	7.000	05-01-34	223,000	208,291
LifePoint Health, Inc. (A)(B)(C)	10.000	06-01-32	81,000	77,766
MPH Acquisition Holdings LLC (B)	5.750	12-31-30	80,000	61,600
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (B)	6.750	03-31-31	79,593	47,358
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (B)	11.500	12-31-30	68,290	64,193
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (B)	9.781	02-15-30	84,961	84,272
Raven Acquisition Holdings LLC (B)	6.875	11-15-31	359,000	349,269
Surgery Center Holdings, Inc. (A)(B)(C)	7.250	04-15-32	125,000	125,389
TEAM Services Holding, Inc. (A)(B)(C)	9.000	02-15-33	203,000	205,577
Health care technology 0.3%
AthenaHealth Group, Inc. (B)	6.500	02-15-30	246,000	237,286
AthenaHealth Group, Inc. (B)	7.500	02-15-32	72,000	73,816
Pharmaceuticals 2.0%
Bausch Health Americas, Inc. (B)	8.500	01-31-27	67,000	66,611
Bausch Health Companies, Inc. (B)	5.000	01-30-28	48,000	43,476
Bausch Health Companies, Inc. (B)	5.250	02-15-31	127,000	77,343
Bausch Health Companies, Inc. (B)	6.250	02-15-29	122,000	95,770
Bausch Health Companies, Inc. (A)(B)(C)	10.000	04-15-32	1,541,000	1,575,284
Bausch Health Companies, Inc. (A)(B)(C)	14.000	10-15-30	40,000	36,288
Endo Finance Holdings LP (A)(B)	8.500	04-15-31	487,000	512,869
Perrigo Finance Unlimited Company	5.150	06-15-30	86,000	81,313
Perrigo Finance Unlimited Company (A)(C)	6.125	09-30-32	81,000	76,956
Industrials 10.3%				12,965,010
Aerospace and defense 1.0%
ATI, Inc.	5.875	06-15-33	88,000	88,540
Efesto Bidco SpA Efesto US LLC (B)	7.500	02-15-32	200,000	202,231
TransDigm, Inc. (B)	6.125	07-31-34	412,000	407,373
TransDigm, Inc. (A)(B)(C)	6.750	01-31-34	583,000	592,487
Building products 0.9%
Builders FirstSource, Inc. (A)(B)(C)	6.750	05-15-35	425,000	420,775
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (B)	12.750	01-15-31	50,408	34,403
FXI Holdings, Inc. (A)(B)(C)	11.000	11-15-30	21,000	17,325
JELD-WEN Holding, Inc. (A)(B)(C)	7.000	09-01-32	749,000	456,561
Miter Brands Acquisition Holdco, Inc. (B)	6.750	04-01-32	258,000	254,026
Commercial services and supplies 3.1%
Allied Universal Holdco LLC (B)	6.000	06-01-29	97,000	96,146
Allied Universal Holdco LLC (B)	6.875	06-15-30	940,000	960,498
Allied Universal Holdco LLC (A)(B)	7.875	02-15-31	678,000	703,935
Cimpress PLC (A)(B)(C)	7.375	09-15-32	187,000	187,537
Garda World Security Corp. (B)	8.250	08-01-32	100,000	101,408
Garda World Security Corp. (A)(B)(C)	8.375	11-15-32	99,000	100,583
RR Donnelley & Sons Company (5.500% Cash and 5.500% PIK) (B)	11.000	06-01-31	92,000	87,452
The GEO Group, Inc. (A)	10.250	04-15-31	896,000	966,246
VT Topco, Inc. (A)(B)(C)	8.500	08-15-30	711,000	726,178
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.4%
Brand Industrial Services, Inc. (A)(B)(C)	10.375	08-01-30	209,000	$180,999
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32	179,000	183,438
Global Infrastructure Solutions, Inc. (B)	6.375	07-15-34	133,000	133,908
Granite Construction, Inc. (B)	6.375	06-15-34	37,000	36,894
Ground transportation 0.0%
GB AIT Buyer, Inc. (B)	8.750	04-30-34	43,000	42,677
Machinery 1.9%
Columbus McKinnon Corp. (A)(B)(C)	7.125	02-01-33	164,000	165,230
LSF12 Helix Parent LLC (B)	7.125	02-01-33	19,000	18,602
Madison IAQ LLC (A)(B)	5.875	06-30-29	109,000	109,003
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	2,004,000	1,983,124
Synergy Infrastructure Holdings LLC (B)	7.875	12-01-30	83,000	86,580
Passenger airlines 0.8%
JetBlue Airways Corp. (A)(B)(C)	9.875	09-20-31	1,089,000	947,587
Professional services 0.7%
Amentum Holdings, Inc. (B)	7.250	08-01-32	152,000	156,164
TriNet Group, Inc. (B)	7.125	08-15-31	648,000	657,090
Trading companies and distributors 0.9%
Alta Equipment Group, Inc. (A)(B)(C)	9.000	06-01-29	53,000	50,558
EquipmentShare.com, Inc. (B)	7.125	07-01-34	273,000	260,750
QXO Building Products, Inc. (B)	6.500	07-15-31	382,000	383,549
QXO Building Products, Inc. (B)	6.875	07-15-34	440,000	440,657
Transportation infrastructure 0.6%
Carrix, Inc. (B)	6.125	08-01-33	525,000	522,575
PODS LLC (B)	8.750	05-15-31	212,000	201,921
Information technology 10.0%				12,581,388
Communications equipment 0.6%
Cooper-Standard Automotive, Inc. (B)	9.250	03-01-31	108,000	109,929
EchoStar Corp. (A)	10.750	11-30-29	441,000	477,031
Viasat, Inc. (B)	6.500	07-15-28	40,000	39,686
Viasat, Inc. (B)	7.500	05-30-31	74,000	73,981
IT services 1.9%
CoreLogic, Inc. (B)	9.000	08-01-31	224,000	220,869
CoreLogic, Inc. (B)	12.000	02-01-32	90,000	84,317
CoreWeave, Inc. (A)(B)(C)	9.000	02-01-31	206,000	185,955
CoreWeave, Inc. (A)(B)(C)	9.250	06-01-30	356,000	332,702
CoreWeave, Inc. (B)	9.625	07-15-32	174,000	155,735
CoreWeave, Inc. (B)	9.750	10-01-31	389,000	352,964
Galaxy Helios Data Centers II LLC (B)	9.875	08-01-31	539,000	540,466
Virtusa Corp. (B)	7.125	12-15-28	639,000	522,517
Yondr JK 1 LLC (B)	6.875	06-30-31	56,000	53,335
Software 6.9%
Cloud Software Group LLC (A)(B)(C)	6.625	08-15-33	231,000	201,397
Cloud Software Group LLC (B)	9.000	09-30-29	914,000	895,493
Consensus Cloud Solutions, Inc. (A)(B)	6.500	10-15-28	600,000	598,479
Core Scientific Finance I LLC (B)	7.750	05-15-31	430,000	421,067
Flash Compute LLC (B)	7.250	12-31-30	174,000	175,709
NCR Voyix Corp. (B)	5.125	04-15-29	44,000	42,663
Oracle Corp. (A)	4.550	02-04-29	2,000,000	1,949,780
Oracle Corp. (SOFR Compounded Index + 1.110%) (A)(F)	4.736	02-04-29	2,000,000	1,982,400
Oracle Corp. (A)	4.950	02-04-31	2,000,000	1,910,334
Pagaya US Holdings Company LLC (A)(B)(C)	8.875	08-01-30	200,000	178,388
Rocket Software, Inc. (B)	6.500	02-15-29	60,000	55,283
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Stingray Compute LLC (B)	6.000	06-15-31	96,000	$93,655
WULF Compute LLC (B)	7.750	10-15-30	215,000	223,378
Technology hardware, storage and peripherals 0.6%
Dell International LLC (A)	8.350	07-15-46	319,000	386,024
Xerox Corp. (A)(B)(C)	10.250	10-15-30	54,000	48,735
Xerox Corp. (A)(B)(C)	13.500	04-15-31	73,000	52,223
Xerox Holdings Corp. (B)	5.500	08-15-28	363,000	216,893
Materials 10.8%				13,554,128
Chemicals 4.1%
Ashland, Inc.	6.875	05-15-43	845,000	859,572
Celanese US Holdings LLC	7.000	02-15-31	164,000	168,148
Celanese US Holdings LLC (A)(C)	7.375	02-15-34	164,000	168,698
Celanese US Holdings LLC (A)(C)	7.550	11-15-30	217,000	228,429
Consolidated Energy Finance SA (A)(B)(C)	12.000	02-15-31	150,000	156,704
FMC Corp.	3.450	10-01-29	99,000	90,978
FMC Corp. (A)(C)	5.650	05-18-33	70,000	62,531
FMC Corp. (A)(B)	8.000	06-01-31	178,000	184,057
Huntsman International LLC	4.500	05-01-29	124,000	119,346
INEOS Finance PLC (B)	6.750	05-15-28	212,000	211,181
INEOS Quattro Finance 2 PLC (A)(B)	9.625	03-15-29	58,000	51,246
Mativ Holdings, Inc. (A)(B)(C)	8.000	10-01-29	82,000	81,184
Olympus Water US Holding Corp. (B)	6.750	08-01-32	626,000	609,257
Olympus Water US Holding Corp. (B)	7.250	02-15-33	204,000	199,832
SCIH Salt Holdings, Inc. (B)	6.625	05-01-29	73,000	73,000
SCIH Salt Holdings, Inc. (B)	8.000	08-15-32	67,000	66,494
Stonepeak Motion Holdco, Ltd. (B)	6.125	07-15-33	324,000	322,350
The Chemours Company (A)(B)	5.750	11-15-28	83,000	82,588
The Chemours Company (B)	8.000	01-15-33	54,000	53,153
The Scotts Miracle-Gro Company (A)(C)	4.000	04-01-31	700,000	650,498
Tronox, Inc. (A)(B)(C)	4.625	03-15-29	120,000	73,729
WR Grace Holdings LLC (B)	5.625	08-15-29	121,000	111,092
WR Grace Holdings LLC (B)	6.625	08-15-32	299,000	284,653
WR Grace Holdings LLC (B)	7.000	08-01-33	246,000	235,630
Construction materials 0.6%
Quikrete Holdings, Inc. (A)(B)(C)	6.750	03-01-33	544,000	551,192
Standard Building Solutions, Inc. (B)	5.875	03-15-34	183,000	175,709
White Cap Supply Holdings LLC (B)	7.375	11-15-30	65,000	65,484
Containers and packaging 4.4%
Ardagh Group SA (A)(B)(C)	9.500	12-01-30	963,356	1,020,876
Ardagh Group SA (6.000% Cash and 5.000% PIK) (B)	11.000	12-01-30	1,222,185	1,131,973
Ardagh Metal Packaging Finance USA LLC (B)	4.000	09-01-29	110,000	104,429
Ardagh Metal Packaging Finance USA LLC (B)	6.250	01-30-31	200,000	201,348
Clydesdale Acquisition Holdings, Inc. (B)	6.750	04-15-32	350,000	333,306
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	780,000	773,294
Clydesdale Acquisition Holdings, Inc. (A)(B)(C)	8.750	04-15-30	250,000	238,926
Mauser Packaging Solutions Holding Company (B)	9.250	04-15-30	137,000	135,788
Owens-Brockway Glass Container, Inc. (A)(B)(C)	7.250	05-15-31	1,100,000	1,041,396
Owens-Brockway Glass Container, Inc. (A)(B)(C)	9.500	06-01-33	84,000	82,641
Sword Purchaser LLC (B)	10.500	04-15-34	138,000	142,663
Trident TPI Holdings, Inc. (B)	12.750	12-31-28	66,000	64,463
Trivium Packaging Finance BV (A)(B)	8.250	07-15-30	180,000	190,276
Trivium Packaging Finance BV (B)	12.250	01-15-31	63,000	69,714
Metals and mining 1.1%
Champion Iron Canada, Inc. (A)(B)(C)	7.875	07-15-32	169,000	173,229
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Hybar LLC (B)	7.375	07-01-34	56,000	$56,210
Mineral Resources, Ltd. (B)	6.000	05-01-32	53,000	52,027
Mineral Resources, Ltd. (B)	6.250	05-01-34	53,000	51,657
Novelis Corp. (B)	4.750	01-30-30	610,000	586,300
Novelis Corp. (B)	6.375	08-15-33	342,000	341,375
PLS Group, Ltd. (B)	6.875	05-01-31	25,000	25,339
Skeena Resources, Ltd. (B)	8.500	04-01-31	23,000	24,014
Paper and forest products 0.6%
Magnera Corp. (A)(B)(C)	7.250	11-15-31	793,000	776,149
Real estate 3.1%				3,892,244
Health care REITs 0.6%
Diversified Healthcare Trust	4.750	02-15-28	53,000	52,015
Diversified Healthcare Trust (B)	7.250	10-15-30	126,000	129,135
MPT Operating Partnership LP	3.500	03-15-31	135,000	92,149
MPT Operating Partnership LP (A)(C)	4.625	08-01-29	95,000	76,130
MPT Operating Partnership LP (A)(C)	5.000	10-15-27	147,000	142,637
MPT Operating Partnership LP (B)	8.500	02-15-32	228,000	231,719
Hotel and resort REITs 0.3%
Service Properties Trust (A)(C)	3.950	01-15-28	42,000	40,582
Service Properties Trust	4.950	10-01-29	82,000	76,640
Service Properties Trust (A)(B)(G)	5.958	09-30-27	84,000	78,440
Service Properties Trust (A)(B)	8.625	11-15-31	144,000	151,327
Service Properties Trust	8.875	06-15-32	72,000	73,982
Real estate management and development 1.1%
Anywhere Real Estate Group LLC (B)	5.250	04-15-30	89,000	85,320
Anywhere Real Estate Group LLC (B)	7.000	04-15-30	297,935	300,193
Anywhere Real Estate Group LLC (B)	9.750	04-15-30	428,000	458,575
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (B)(D)	13.000	09-12-30	202,000	85,598
Kennedy-Wilson, Inc. (B)	7.000	06-01-31	153,000	155,800
Kennedy-Wilson, Inc. (B)	7.250	06-01-33	97,000	98,197
The Howard Hughes Corp. (B)	5.875	03-01-32	123,000	120,147
The Howard Hughes Corp. (B)	6.125	03-01-34	123,000	119,904
Specialized REITs 1.1%
Iron Mountain, Inc. (B)	6.250	01-15-35	373,000	368,305
Millrose Properties, Inc. (A)(B)(C)	6.375	08-01-30	220,000	221,626
Outfront Media Capital LLC (B)	6.000	06-15-34	134,000	132,325
Uniti Group LP (A)(B)(C)	6.500	02-15-29	205,000	202,184
Uniti Group LP (A)(B)(C)	8.625	06-15-32	63,000	64,340
Uniti Group LP (B)	8.625	06-15-32	328,000	334,974
Utilities 3.7%				4,566,251
Electric utilities 2.0%
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%) (A)	6.375	08-15-55	2,056,000	2,064,020
VoltaGrid LLC (B)	7.375	11-01-30	409,000	411,033
Independent power and renewable electricity producers 1.7%
Alpha Generation LLC (B)	6.250	01-15-34	165,000	161,237
Alpha Generation LLC (B)	6.750	10-15-32	305,000	307,659
ContourGlobal Power Holdings SA (A)(B)(C)	6.750	02-28-30	617,000	626,619
Talen Energy Supply LLC (B)	6.250	02-01-34	623,000	611,045
TransAlta Corp.	5.875	02-01-34	126,000	122,830

XPLR Infrastructure Operating Partners LP (B)	7.750	04-15-34	250,000	261,808
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value

Term loans (H) 20.7% (12.4% of Total investments)				$25,956,847
(Cost $27,074,741)
Communication services 6.2%				7,824,539
Entertainment 4.9%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.231	06-03-33	4,668,462	4,671,403
Playtika Holding Corp., 2021 Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.595	03-13-28	1,484,334	1,451,931
Interactive media and services 0.5%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.081	12-06-27	678,579	676,991
Media 0.8%
Cable One, Inc., 2021 Term Loan B4 (1 month CME Term SOFR + 2.000%)	5.845	05-03-28	652,972	544,252
Townsquare Media, Inc., 2025 Term Loan (6 month CME Term SOFR + 5.000%)	8.587	02-19-30	656,601	479,962
Consumer discretionary 2.4%				2,960,162
Hotels, restaurants and leisure 2.4%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.916	06-29-29	1,602,000	1,397,457
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.231	04-26-30	1,571,410	1,562,705
Energy 1.6%				2,012,180
Oil, gas and consumable fuels 1.6%
Calcasieu Pass Funding LLC, 2026 Term Loan B (6 month CME Term SOFR + 3.250%)	6.954	04-11-33	2,000,000	2,012,180
Financials 6.2%				7,749,474
Capital markets 0.4%
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.408	02-03-32	493,759	491,291
Financial services 4.0%
Edelman Financial Engines Center LLC, 2026 Term Loan B (1 month CME Term SOFR + 4.000%)	7.731	12-01-31	2,531,000	2,538,745
June Purchaser LLC, Term Loan (1 month CME Term SOFR + 2.750%)	6.481	11-28-31	84,643	84,881
Kestra Advisor Services Holdings A, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.750%)	6.481	03-22-31	1,598,750	1,589,429
Summit Acquisition, Inc., 2025 Add-on Term Loan (1 month CME Term SOFR + 3.500%)	7.231	10-16-31	770,485	770,485
Insurance 1.8%
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.231	12-29-31	654,411	650,242
CRC Insurance Group LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.482	05-06-32	340,000	326,118
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	6.749	11-01-28	720,058	719,755
OneDigital Borrower LLC, 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.731	07-02-31	590,708	578,528
Health care 1.0%				1,277,181
Health care providers and services 0.7%
Bella Holding Company LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.250%)	6.981	06-16-33	950,000	948,224
Health care technology 0.3%
AthenaHealth Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.250%)	6.981	02-16-32	331,650	328,957
Industrials 3.0%				3,721,135
Building products 0.3%
Advanced Drainage Systems, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.625%)	5.272	02-28-33	309,225	311,467
Commercial services and supplies 1.5%
Anticimex Global AB, 2025 USD Term Loan (3 month CME Term SOFR + 2.900%)	6.410	11-17-31	535,171	536,220
Garda World Security Corp., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.513	02-01-29	1,300,349	1,298,399
Ground transportation 0.6%
GB AIT Buyer, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.250%)	8.073	04-29-33	784,000	782,573
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	5.979	04-20-28	792,904	792,476
Information technology 0.3%				369,075
IT services 0.3%
CoreWeave Financing V LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 4.500%)	3.811	11-17-31	370,000	369,075
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 0.0%				$43,101
Chemicals 0.0%

Trinseo Holding Sarl, 2021 Term Loan B2 (D)	0.000	05-03-28	862,023	43,101

Collateralized mortgage obligations 0.0% (0.0% of Total investments)				$65,525
(Cost $103,663)
Commercial and residential 0.0%				61,189
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	1,241,435	19,799
Series 2007-4, Class ES IO	0.350	07-19-37	1,235,944	18,465
Series 2007-6, Class ES IO (B)	0.343	08-19-37	1,347,267	22,925
U.S. Government Agency 0.0%				4,336
Government National Mortgage Association
Series 2012-114, Class IO (A)	0.640	01-16-53	299,676	4,336

Asset-backed securities 0.4% (0.3% of Total investments)				$512,009
(Cost $504,147)
Asset-backed securities 0.4%				512,009
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5 (I)	8.100	08-15-25	13,188	12,584
MVW LLC
Series 2022-1A, Class D (B)	7.350	11-21-39	239,855	240,853
Series 2023-1A, Class D (B)	8.830	10-20-40	251,290	258,572

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$0
(Cost $192,563)
Industrials 0.0%		0
Passenger airlines 0.0%

Global Aviation Holdings, Inc., Class A (J)(K)	82,159	0

Preferred securities 1.4% (0.9% of Total investments)		$1,837,772
(Cost $1,828,671)
Financials 1.0%		1,272,152
Insurance 1.0%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%) (A)	51,525	1,272,152
Utilities 0.4%		565,620
Multi-utilities 0.4%
Algonquin Power & Utilities Corp., 8.023% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (F)	22,000	565,620

	Yield (%)	Shares	Value
Short-term investments 2.8% (1.7% of Total investments)			$3,495,544
(Cost $3,496,199)
Short-term funds 2.8%			3,495,544
John Hancock Collateral Trust (L)	3.5672(M)	349,565	3,495,544

Total investments (Cost $215,411,245) 166.7%	$209,278,989
Other assets and liabilities, net (66.7%)	(83,760,316)
Total net assets 100.0%	$125,518,673

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	13

PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-26 was $98,890,379.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $102,767,086 or 81.9% of the fund’s net assets as of 7-31-26.
(C)	All or a portion of this security is on loan as of 7-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $44,549,288.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	The security has matured but proceeds have not been received.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(M)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following country composition as a percentage of total investments on 7-31-26:
United States	79.5%
Canada	8.2%
United Kingdom	3.4%
Luxembourg	2.5%
Japan	1.6%
Israel	1.1%
Other countries	3.7%
TOTAL	100.0%
14	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	243,719	EUR	210,000	JPM	9/16/2026	$1,145	—
						$1,145	—
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	13,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	$3,525	$3,525
								—	$3,525	$3,525

(a)	At 7-31-26, the overnight SOFR was 3.660%.

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$4,607,798	—	$4,607,798	—
Corporate bonds	172,803,494	—	172,803,494	—
Term loans	25,956,847	—	25,956,847	—
Collateralized mortgage obligations	65,525	—	65,525	—
Asset-backed securities	512,009	—	512,009	—
Common stocks	—	—	—	—
Preferred securities	1,837,772	$1,837,772	—	—
Short-term investments	3,495,544	3,495,544	—	—
Total investments in securities	$209,278,989	$5,333,316	$203,945,673	—
Derivatives:
Assets
Forward foreign currency contracts	$1,145	—	$1,145	—
Swap contracts	3,525	—	3,525	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	349,565	$11,563,469	$46,947,847	$(55,012,950)	$(2,212)	$(610)	$189,060	—	$3,495,544
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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